Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement at beginning of period	1,417,000	484,000	489,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period	$ 2.89	$ 7.10	$ 6.70
Number of share options granted in share-based payment arrangement	75,000	1,025,000	15,000
Weighted average exercise price of share options granted in share-based payment arrangement	$ 1.64	$ 0.60	$ 3.60
Number of share options expired in share-based payment arrangement	(77,000)
Weighted average exercise price of share options expired in share-based payment arrangement	$ 0.65
Number of share options cancelled in share-based payment arrangement	(15,000)	(92,000)	(20,000)
Weighted average exercise price of share options cancelled in share-based payment arrangement	$ 0.99	$ 5.51	$ 9.70
Number of share options outstanding in share-based payment arrangement at end of period	1,400,000	1,417,000	484,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period	$ 2.04	$ 2.89	$ 7.10
Number of share options exercisable in share-based payment arrangement	1,400,000	1,412,000	455,500
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 2.04	$ 1.43	$ 7.10